Income Taxes - Provision for income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017
Tax reconciliation, amount
Income before income taxes	$ 61,400	$ 44,131	$ 48,235
Income tax at federal statutory tax rate	12,894	9,268	10,129
GILTI inclusion	808	3,998	3,228
Effect of differences in foreign tax rate		1,687	1,669
Tax benefit of super deduction of R&D expense		(3,122)	(5,674)
Others	531
Other differences		1,153	(293)
Total income tax expense	$ 11,576	$ 5,892	$ 5,137
Tax Jurisdiction of Domicile [Extensible Enumeration]	U.S.	U.S.	U.S.
Tax reconciliation, percent
Income tax at federal statutory tax rate	21.00%	21.00%	21.00%	21.00%	35.00%
GILTI inclusion	1.30%
Others	0.90%
Income tax expense	18.90%
U.S.
Tax reconciliation, amount
Change in provision on valuation allowance for deferred income tax		$ 0	$ (349)
Non-U.S.
Tax reconciliation, amount
Change in provision on valuation allowance for deferred income tax		$ (7,092)	$ (3,573)
Brazil
Tax reconciliation, amount
Effect of differences in foreign tax rate	$ 426
Tax reconciliation, percent
Effective income tax rate reconciliation foreign income tax rate differential	0.70%
Hong Kong
Tax reconciliation, amount
Effect of differences in foreign tax rate	$ 103
Change in valuation allowance	$ 921
Tax reconciliation, percent
Effective income tax rate reconciliation foreign income tax rate differential	0.20%
Change in valuation allowance	1.50%
PRC
Tax reconciliation, amount
Effect of differences in foreign tax rate	$ 3,690
Impact of tax preference	(2,809)
Non-deductible expenses	434
Tax benefit of super deduction of R&D expense	$ (5,422)
Tax reconciliation, percent
Effective income tax rate reconciliation foreign income tax rate differential	6.00%
Impact of tax preference	(4.60%)
Non-deductible expenses	0.70%
Tax benefit of super deduction of R&D expense	(8.80%)